Investment Risks - VanEck Wealth Builder ETF	Oct. 14, 2026
Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Risk. The performance of the Fund is dependent on the performance of the Underlying ETPs. The Fund will be subject to the risks of the Underlying ETPs’ investments. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying ETPs in which it invests, including their investment advisory and administration fees, while continuing to pay its own management fee. As a result, the Fund’s shareholders will indirectly bear the expenses of the Underlying ETPs, absorbing duplicative levels of fees.
Underlying ETPs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Underlying ETPs Risk. The Fund may be subject to the following risks as a result of its investments in the Underlying ETPs:
ETP-Related Equity Securities Risk. The value of the equity securities held by an Underlying ETP may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by an Underlying ETP participate, or factors relating to specific issuers in which an Underlying ETP invests. For example, an adverse event, such as an unfavorable earnings report, may result in a decline in the value of equity securities of an issuer held by an Underlying ETP; the price of the equity security of an issuer may be particularly sensitive to general movements in the securities markets; or a drop in the securities markets may depress the price of most or all of the equities securities held by an Underlying ETP. In addition, the equity securities of an issuer in an Underlying ETP’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. In addition, because an Underlying ETP may have underlying securities that trade in markets that are closed when the market in which the Underlying ETP’s shares are listed and trading in that market is open, there are likely to be deviations between the expected value of an Underlying ETP and the closing security's price (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to net asset value that may be greater than those experienced by other ETPs.
Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. An Underlying ETP may invest in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Underlying ETP’s investments. Because an Underlying ETP may invest in securities denominated in foreign currencies and some of the income received by the Underlying ETP may be in foreign currency, changes in currency exchange rates may negatively impact the Underlying ETP’s return. To the extent an ETP invests in emerging market countries, risks of investing in such countries are greater than risks associated with investments in foreign developed countries.
Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact an Underlying ETP’s ability to invest in foreign securities or may prevent an Underlying ETP from repatriating its investments.
Underlying ETP-Related Foreign Currency Risk. Because all or a portion of the income received by an Underlying ETP from its foreign investments and/or the revenues received by the foreign issuer will generally be denominated in foreign currencies, changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Underlying ETP, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Underlying ETP may also incur costs in connection with conversions between U.S. dollars and foreign currencies. The value of certain emerging market countries may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the emerging market country’s debt levels and trade deficit, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. For example, certain emerging market countries have experienced economic challenges and liquidity issues with respect to their currency. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system could lead to sudden and large adjustments in the currency, which in turn, may have a negative effect on the Underlying ETP and its investments.
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest in Underlying ETPs that invest primarily in investment grade-rated tranches of CLOs rated between and inclusive of AAA/Aaa and BBB-/Baa3; however, this rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. An Underlying ETP’s portfolio managers may not be able to accurately predict how specific CLO securities or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.
Credit Risk. Debt securities are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. An Underlying ETP may hold securities that are insured by a bond issuer. A downgrade of the credit rating of such bond issuer may cause the value of the insured security to decline. Lower credit quality may also affect liquidity and make it difficult for the Underlying ETP to sell the security.
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Measures taken by the Federal Reserve Board may affect the money supply and as a result of these measures, an Underlying ETP may face a heightened interest rate risk.
In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. To the extent an Underlying ETP invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates may cause the value of an Underlying ETP’s investments to decline significantly.
Call Risk. An Underlying ETP may invest in callable debt securities. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their debt securities before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying ETP is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying ETP’s net investment income. An Underlying ETP also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.
U.S. Government Securities Risk. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. In addition, it is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default.
U.S. Treasury Securities Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.
Commodities Risk. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an Underlying ETP’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an Underlying ETP in varying ways, and different factors may cause the value and the volatility of an Underlying ETP to move in inconsistent directions at inconsistent rates.
Digital Asset Instruments Risk. Certain Underlying ETPs may have exposure to one or more digital assets (collectively, "Digital Asset ETPs"). Digital Asset ETPs are relatively new investment products and are subject to many of the same risks as an investment in a digital asset. The value of an investment in Digital Asset ETPs and their underlying reference asset, digital asset or digital asset futures, is subject to a number of factors, including the capabilities and development of blockchain technologies, digital asset’s dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the crypto asset investment cycle. The Fund expects to purchase shares of any Digital Asset ETP, either directly or indirectly, in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Digital Asset ETP or the price of a crypto asset. Shares of Digital Asset ETP may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Digital Asset ETP’s NAV and/or the price of a crypto asset is likely to increase during times of market volatility or stressed market conditions. Extreme volatility affecting digital assets such as bitcoin or ether may persist for extended periods and the value of the Fund’s investment in a Digital Asset ETP may decline significantly without recovery. Although often referred to as ETFs, the shares of spot Digital Asset ETPs in which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds. The Fund’s investments in futures-based Digital Asset ETP are subject to the risks of a digital asset futures contracts.
Risk of Investing in Gold. Certain of the Underlying ETPs may focus their investments in gold. Investments related to gold are considered speculative and are affected by a variety of factors. The price of gold may fluctuate substantially over short periods of time, so an Underlying ETP’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of gold investments. In times of significant inflation or great economic uncertainty, gold and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold may be adversely affected, which could in turn affect an Underlying ETP’s returns.
Natural Resources Companies Risk. Certain of the Underlying ETPs may be sensitive to, and their performance may depend to a greater extent on, the overall condition of natural resources companies. Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives (e.g., water and alternative energy), energy, forest products and base, industrial and precious metals, can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. An Underlying ETP’s portfolio securities may experience substantial price fluctuations as a result of these factors and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect an Underlying ETP’s portfolio companies.
Risk of Investing in MLPs. MLP units may trade infrequently and in limited volume. Investments in MLPs could also expose an Underlying ETP to volatility risk because units of MLPs may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members, (v) dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons and (vi) cash flow risks. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Some MLPs may be treated as “passive foreign investment companies” or “controlled foreign corporations” corporations for U.S. federal income tax purposes. The manner and extent of an Underlying ETP’s investments in MLPs may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (which would increase the risk of tracking error), and any such investments by the Underlying ETP may adversely affect the ability of the Underlying ETP to so qualify. If any of the MLPs owned by an Underlying ETP were treated as entities other than partnerships for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Underlying ETP.
Large-Capitalization Companies Risk. An Underlying ETP may invest in large-capitalization companies and, therefore will be subject to certain risks associated with large-capitalization companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small- and Medium-Capitalization Companies Risk. An Underlying ETP may invest in small- and/or medium- capitalization companies and, therefore may be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.
Derivatives Risk. The use of derivatives, including Commodities Instruments, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or an Underlying ETP to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s or an Underlying ETP’s derivative positions at times when the Fund or Underlying ETP might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk. The Fund or an Underlying ETP may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position. The use of derivatives by the Fund or an Underlying ETP may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund or the Underlying ETP (like the Fund), respectively.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit an Underlying ETP's ability to achieve its investment objective. If an Underlying ETP is unable to meet its investment objective, the Underlying ETP's returns may be lower than expected. Additionally, these collateral requirements may require the Underlying ETP to liquidate its position when it otherwise would not do so. Futures contracts exhibit "futures basis," which refers to the difference between the current market value of the underlying commodity (the "spot" price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, an Underlying ETP's investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.
Concentration Risk. Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries. To the extent that an Underlying ETP is concentrated in a particular sector or sectors or industry or group of industries, the Underlying ETP will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industry or groups of industries may negatively impact the Underlying ETP to a greater extent than if the Underlying ETP’s assets were invested in a wider variety of sectors or industries.
Risk of Investing in BDCs. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. The Underlying ETPs will indirectly bear their proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Underlying ETPs. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. Incentive fees may create an incentive for a BDC’s manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC’s manager to use leverage to increase the return on the BDC’s investments. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Underlying ETPs Risk, ETP-Related Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETP-Related Equity Securities Risk. The value of the equity securities held by an Underlying ETP may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by an Underlying ETP participate, or factors relating to specific issuers in which an Underlying ETP invests. For example, an adverse event, such as an unfavorable earnings report, may result in a decline in the value of equity securities of an issuer held by an Underlying ETP; the price of the equity security of an issuer may be particularly sensitive to general movements in the securities markets; or a drop in the securities markets may depress the price of most or all of the equities securities held by an Underlying ETP. In addition, the equity securities of an issuer in an Underlying ETP’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Underlying ETPs Risk, Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. In addition, because an Underlying ETP may have underlying securities that trade in markets that are closed when the market in which the Underlying ETP’s shares are listed and trading in that market is open, there are likely to be deviations between the expected value of an Underlying ETP and the closing security's price (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to net asset value that may be greater than those experienced by other ETPs.
Certain foreign markets that have historically been considered relatively stable may become volatile in response to changed conditions or new developments. Increased interconnectivity of world economies and financial markets increases the possibility that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. An Underlying ETP may invest in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Underlying ETP’s investments. Because an Underlying ETP may invest in securities denominated in foreign currencies and some of the income received by the Underlying ETP may be in foreign currency, changes in currency exchange rates may negatively impact the Underlying ETP’s return. To the extent an ETP invests in emerging market countries, risks of investing in such countries are greater than risks associated with investments in foreign developed countries.
Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore, not all material information may be available or reliable. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact an Underlying ETP’s ability to invest in foreign securities or may prevent an Underlying ETP from repatriating its investments.

Underlying ETPs Risk, Underlying ETP-Related Foreign Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying ETP-Related Foreign Currency Risk. Because all or a portion of the income received by an Underlying ETP from its foreign investments and/or the revenues received by the foreign issuer will generally be denominated in foreign currencies, changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Underlying ETP, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Underlying ETP may also incur costs in connection with conversions between U.S. dollars and foreign currencies. The value of certain emerging market countries may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the emerging market country’s debt levels and trade deficit, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. For example, certain emerging market countries have experienced economic challenges and liquidity issues with respect to their currency. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system could lead to sudden and large adjustments in the currency, which in turn, may have a negative effect on the Underlying ETP and its investments.
Underlying ETPs Risk, CLO Risk Member
Prospectus [Line Items]
Risk [Text Block]
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest in Underlying ETPs that invest primarily in investment grade-rated tranches of CLOs rated between and inclusive of AAA/Aaa and BBB-/Baa3; however, this rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. An Underlying ETP’s portfolio managers may not be able to accurately predict how specific CLO securities or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.

Underlying ETPs Risk, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Debt securities are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. An Underlying ETP may hold securities that are insured by a bond issuer. A downgrade of the credit rating of such bond issuer may cause the value of the insured security to decline. Lower credit quality may also affect liquidity and make it difficult for the Underlying ETP to sell the security.

Underlying ETPs Risk, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. A low interest rate environment increases the risk associated with rising interest rates, including the potential for periods of volatility and increased redemptions.
Measures taken by the Federal Reserve Board may affect the money supply and as a result of these measures, an Underlying ETP may face a heightened interest rate risk.
In addition, debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. To the extent an Underlying ETP invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates may cause the value of an Underlying ETP’s investments to decline significantly.

Underlying ETPs Risk, Call Risk Member
Prospectus [Line Items]
Risk [Text Block]
Call Risk. An Underlying ETP may invest in callable debt securities. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their debt securities before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying ETP is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying ETP’s net investment income. An Underlying ETP also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

Underlying ETPs Risk, U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. In addition, it is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default.
Underlying ETPs Risk, U.S. Treasury Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Securities Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary.

Underlying ETPs Risk, Commodities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Commodities Risk. Commodities include, among other things, energy products, agricultural products, industrial metals, precious metals and livestock. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters and technological developments. Variables such as disease, drought, floods, weather, trade, embargoes, tariffs and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. These additional variables may create additional investment risks that subject an Underlying ETP’s investments to greater volatility than investments in traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of an Underlying ETP in varying ways, and different factors may cause the value and the volatility of an Underlying ETP to move in inconsistent directions at inconsistent rates.

Underlying ETPs Risk, Digital Asset Instruments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Digital Asset Instruments Risk. Certain Underlying ETPs may have exposure to one or more digital assets (collectively, "Digital Asset ETPs"). Digital Asset ETPs are relatively new investment products and are subject to many of the same risks as an investment in a digital asset. The value of an investment in Digital Asset ETPs and their underlying reference asset, digital asset or digital asset futures, is subject to a number of factors, including the capabilities and development of blockchain technologies, digital asset’s dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the crypto asset investment cycle. The Fund expects to purchase shares of any Digital Asset ETP, either directly or indirectly, in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Digital Asset ETP or the price of a crypto asset. Shares of Digital Asset ETP may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Digital Asset ETP’s NAV and/or the price of a crypto asset is likely to increase during times of market volatility or stressed market conditions. Extreme volatility affecting digital assets such as bitcoin or ether may persist for extended periods and the value of the Fund’s investment in a Digital Asset ETP may decline significantly without recovery. Although often referred to as ETFs, the shares of spot Digital Asset ETPs in which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds. The Fund’s investments in futures-based Digital Asset ETP are subject to the risks of a digital asset futures contracts.

Underlying ETPs Risk, Risk Of Investing In Gold Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in Gold. Certain of the Underlying ETPs may focus their investments in gold. Investments related to gold are considered speculative and are affected by a variety of factors. The price of gold may fluctuate substantially over short periods of time, so an Underlying ETP’s share price may be more volatile than other types of investments. Fluctuation in the price of gold may be due to a number of factors, including changes in inflation and changes in industrial and commercial demand for metals. Additionally, increased environmental or labor costs may depress the value of gold investments. In times of significant inflation or great economic uncertainty, gold and other precious metals may outperform traditional investments such as bonds and stocks. However, in times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold may be adversely affected, which could in turn affect an Underlying ETP’s returns.

Underlying ETPs Risk, Natural Resources Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Natural Resources Companies Risk. Certain of the Underlying ETPs may be sensitive to, and their performance may depend to a greater extent on, the overall condition of natural resources companies. Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives (e.g., water and alternative energy), energy, forest products and base, industrial and precious metals, can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. An Underlying ETP’s portfolio securities may experience substantial price fluctuations as a result of these factors and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Political risks and the other risks to which foreign securities are subject may also affect domestic natural resource companies if they have significant operations or investments in foreign countries. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect an Underlying ETP’s portfolio companies.

Underlying ETPs Risk, Risk Of Investing In MLPs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in MLPs. MLP units may trade infrequently and in limited volume. Investments in MLPs could also expose an Underlying ETP to volatility risk because units of MLPs may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members, (v) dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price, resulting from regulatory changes or other reasons and (vi) cash flow risks. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLP's level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Some MLPs may be treated as “passive foreign investment companies” or “controlled foreign corporations” corporations for U.S. federal income tax purposes. The manner and extent of an Underlying ETP’s investments in MLPs may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986 (which would increase the risk of tracking error), and any such investments by the Underlying ETP may adversely affect the ability of the Underlying ETP to so qualify. If any of the MLPs owned by an Underlying ETP were treated as entities other than partnerships for U.S. federal income tax purposes, it could result in a reduction of the value of an investment in the Underlying ETP.

Underlying ETPs Risk, Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. An Underlying ETP may invest in large-capitalization companies and, therefore will be subject to certain risks associated with large-capitalization companies. Securities of large-capitalization companies could fall out of favor with the market and underperform securities of small- or medium-capitalization companies. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Underlying ETPs Risk, Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Small- and Medium-Capitalization Companies Risk. An Underlying ETP may invest in small- and/or medium- capitalization companies and, therefore may be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

Underlying ETPs Risk, Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The use of derivatives, including Commodities Instruments, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund or an Underlying ETP to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s or an Underlying ETP’s derivative positions at times when the Fund or Underlying ETP might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk. The Fund or an Underlying ETP may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position. The use of derivatives by the Fund or an Underlying ETP may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund or the Underlying ETP (like the Fund), respectively.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Underlying ETPs Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit an Underlying ETP's ability to achieve its investment objective. If an Underlying ETP is unable to meet its investment objective, the Underlying ETP's returns may be lower than expected. Additionally, these collateral requirements may require the Underlying ETP to liquidate its position when it otherwise would not do so. Futures contracts exhibit "futures basis," which refers to the difference between the current market value of the underlying commodity (the "spot" price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, an Underlying ETP's investments in futures contracts will generally underperform a direct investment in the underlying commodity.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the underlying commodity. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund would be expected to experience negative roll yield if the futures prices tend to be greater than the spot price. A market where futures prices are generally greater than spot prices is referred to as a “contango” market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

Underlying ETPs Risk, Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. Certain of the Underlying ETPs may be concentrated in a particular sector or sectors or industry or group of industries. To the extent that an Underlying ETP is concentrated in a particular sector or sectors or industry or group of industries, the Underlying ETP will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industry or groups of industries may negatively impact the Underlying ETP to a greater extent than if the Underlying ETP’s assets were invested in a wider variety of sectors or industries.

Underlying ETPs Risk, Risk Of Investing In BDCs Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Investing in BDCs. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. The Underlying ETPs will indirectly bear their proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Underlying ETPs. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. Incentive fees may create an incentive for a BDC’s manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC’s manager to use leverage to increase the return on the BDC’s investments. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Investing In ETPs Risk Member
Prospectus [Line Items]
Risk [Text Block]
Investing in ETPs Risk. The Fund’s performance may depend in part on the performance of the Underlying ETPs in which it invests. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying ETPs in which it invests, including their investment advisory and administration fees, while continuing to pay its own management fee. As a result, the Fund’s shareholders will indirectly bear the expenses of the Underlying ETPs, absorbing duplicative levels of fees.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio investments, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the investments and on reinvestment in other investments. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.

Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and data. This data is used to construct sets of transactions and investments, and to provide risk management insights. If the quantitative models and information and data proves to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

Cash Transactions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.

Operational Risk Member
Prospectus [Line Items]
Risk [Text Block]
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Authorized Participant Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.

Seed Investor Risk Member
Prospectus [Line Items]
Risk [Text Block]
Seed Investor Risk. The Adviser and/or its affiliates will make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem all or part of their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. The timing of a redemption by a seed investor could benefit the seed investor. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund including by reducing the Fund’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining shareholders and increasing the Fund’s transaction costs. A large redemption may also have a material upward or downward effect on the market price of the Fund’s Shares.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.

Affiliated Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select underlying funds which it believes will achieve the Fund’s investment objective. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser or its affiliates rather than investing in funds managed or sponsored by others.

Subsidiary Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to the investor protections of the Investment Company Act of 1940. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment may lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.